Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000120605 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	(0.30%)
C000120605 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	15.70%
Percent of Net Short Exposure	(0.10%)
C000120605 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
Percent of Net Short Exposure	(0.10%)
C000120605 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
Percent of Net Short Exposure	0.00%
C000120605 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
Percent of Net Short Exposure	(0.10%)
C000120605 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.00%
C000120605 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.00%
C000120605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120605 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120605 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000120605 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000120605 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000120605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000120605 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120605 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000120605 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000120605 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000120605 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000120605 | 3M Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120605 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120605 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000120605 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Garmin Ltd.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Western Union Co. (The)
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	(0.30%)
C000120608 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	15.70%
Percent of Net Short Exposure	(0.10%)
C000120608 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
Percent of Net Short Exposure	(0.10%)
C000120608 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
Percent of Net Short Exposure	0.00%
C000120608 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
Percent of Net Short Exposure	(0.10%)
C000120608 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.00%
C000120608 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.00%
C000120608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120608 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120608 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000120608 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000120608 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120608 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000120608 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000120608 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120608 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120608 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000120608 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000120608 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000120608 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000120608 | 3M Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120608 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120608 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000120608 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Garmin Ltd.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Western Union Co. (The)
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	(0.30%)
C000120609 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	15.70%
Percent of Net Short Exposure	(0.10%)
C000120609 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
Percent of Net Short Exposure	(0.10%)
C000120609 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
Percent of Net Short Exposure	0.00%
C000120609 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
Percent of Net Short Exposure	(0.10%)
C000120609 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.00%
C000120609 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.00%
C000120609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120609 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120609 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000120609 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000120609 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120609 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000120609 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000120609 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120609 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120609 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000120609 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000120609 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000120609 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000120609 | 3M Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120609 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120609 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000120609 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Garmin Ltd.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Western Union Co. (The)
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	(0.30%)
C000120610 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	15.70%
Percent of Net Short Exposure	(0.10%)
C000120610 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
Percent of Net Short Exposure	(0.10%)
C000120610 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
Percent of Net Short Exposure	0.00%
C000120610 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
Percent of Net Short Exposure	(0.10%)
C000120610 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.00%
C000120610 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.00%
C000120610 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120610 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120610 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000120610 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000120610 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120610 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000120610 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000120610 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120610 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000120610 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000120610 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000120610 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000120610 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000120610 | 3M Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120610 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120610 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000120610 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Garmin Ltd.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Western Union Co. (The)
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000133671 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000133671 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133671 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000133671 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133671 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133671 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133671 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000133671 | Cadence Design Systems, Inc. - FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133671 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133671 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000133671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000133671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000133671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133671 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133671 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133671 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133671 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000133672 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000133672 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133672 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000133672 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133672 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133672 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133672 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000133672 | Cadence Design Systems, Inc. - FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133672 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133672 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133672 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000133672 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000133672 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133672 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000133672 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133672 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133672 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133672 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133672 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000133673 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000133673 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133673 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000133673 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133673 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133673 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133673 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000133673 | Cadence Design Systems, Inc. - FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133673 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133673 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133673 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000133673 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000133673 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133673 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000133673 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133673 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133673 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133673 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133673 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000133674 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000133674 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133674 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000133674 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133674 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133674 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133674 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000133674 | Cadence Design Systems, Inc. - FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133674 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133674 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133674 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000133674 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000133674 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133674 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000133674 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133674 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133674 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133674 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133674 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000133677 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000133677 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133677 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000133677 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133677 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000133677 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133677 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000133677 | Cadence Design Systems, Inc. - FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133677 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133677 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000133677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000133677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000133677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133677 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133677 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133677 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141783 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141783 | Sea Ltd. - FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141783 | Monday.com Ltd. - FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141783 | 3i Group PLC - FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141783 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141783 | Novo Nordisk A/S, Class B - FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141783 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141783 | Kingspan Group PLC - FR_449123900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141783 | Constellation Software, Inc./Canada - FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141783 | Tencent Holdings Ltd., Class H - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141783 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000141783 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141783 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141783 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141783 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141783 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141783 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141783 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141783 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141783 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141783 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141783 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141783 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141783 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141783 | Country SummaryNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141783 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141783 | 13467934
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000141783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000141783 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141783 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141783 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141785 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141785 | Sea Ltd. - FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141785 | Monday.com Ltd. - FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141785 | 3i Group PLC - FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141785 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141785 | Novo Nordisk A/S, Class B - FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141785 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141785 | Kingspan Group PLC - FR_449123900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141785 | Constellation Software, Inc./Canada - FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141785 | Tencent Holdings Ltd., Class H - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141785 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000141785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141785 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141785 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141785 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141785 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141785 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141785 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141785 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141785 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141785 | Country SummaryNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141785 | 13467934
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000141785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000141785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141786 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141786 | Sea Ltd. - FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141786 | Monday.com Ltd. - FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141786 | 3i Group PLC - FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141786 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141786 | Novo Nordisk A/S, Class B - FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141786 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141786 | Kingspan Group PLC - FR_449123900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141786 | Constellation Software, Inc./Canada - FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141786 | Tencent Holdings Ltd., Class H - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141786 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000141786 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141786 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000141786 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141786 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141786 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141786 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141786 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141786 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141786 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141786 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141786 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141786 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141786 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141786 | Country SummaryNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141786 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141786 | 13467934
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000141786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000141786 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141786 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%